UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
1/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (44.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/47			$1,000,000	$1,072,734
4.00%, TBA, 2/1/47			2,000,000	2,114,375

				3,187,109
U.S. Government Agency Mortgage Obligations (43.7%)

Federal National Mortgage Association Pass-Through Certificates
4.50%, TBA, 3/1/47			2,000,000	2,147,266
4.50%, TBA, 2/1/47			2,000,000	2,150,781
3.50%, TBA, 3/1/47			82,000,000	83,630,390
3.50%, TBA, 2/1/47			82,000,000	83,800,154
3.00%, TBA, 2/1/47			3,000,000	2,969,063
2.50%, TBA, 3/1/47			21,000,000	19,864,688
2.50%, TBA, 2/1/47			26,000,000	24,637,031

				219,199,373

Total U.S. government and agency mortgage obligations (cost $222,498,439)				$222,386,482

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(SEGSF)(SEGCCS)			$382,000	$386,682

Total U.S. treasury obligations (cost $381,871)				$386,682

MORTGAGE-BACKED SECURITIES (43.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 21.607%, 5/15/35			$100,408	$148,057
IFB Ser. 3072, Class SM, 20.984%, 11/15/35			232,704	339,860
IFB Ser. 3249, Class PS, 19.743%, 12/15/36			144,181	203,058
IFB Ser. 2990, Class LB, 14.985%, 6/15/34			509,731	621,551
IFB Ser. 3852, Class NT, 5.233%, 5/15/41			5,503,928	5,536,737
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			5,717,056	916,444
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			5,657,150	867,100
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			5,111,630	775,434
Ser. 4591, Class QI, IO, 3.50%, 4/15/46			9,049,281	1,464,898
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			4,743,224	862,274
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			9,317,346	1,277,529
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			8,905,615	1,099,287
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			5,899,110	651,203
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			5,040,417	562,524
FRB Ser. 8, Class A9, IO, 0.453%, 11/15/28			304,969	4,193
FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43			789,753	7,898
Ser. 48, Class A2, IO, 0.212%, 7/25/33			1,178,394	8,746
Ser. 3835, Class FO, PO, zero %, 4/15/41			10,830,085	9,216,954

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 25.516%, 6/25/31			63,831	64,910
IFB Ser. 05-74, Class NK, 23.644%, 5/25/35			72,823	103,486
IFB Ser. 07-53, Class SP, 21.373%, 6/25/37			201,521	299,205
IFB Ser. 05-75, Class GS, 17.937%, 8/25/35			155,042	204,043
IFB Ser. 11-4, Class CS, 11.358%, 5/25/40			1,423,843	1,646,721
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			5,552,204	1,328,147
IFB Ser. 12-68, Class BS, IO, 5.229%, 7/25/42			7,781,662	1,395,626
IFB Ser. 13-101, Class SE, IO, 5.129%, 10/25/43			14,944,820	3,321,048
Ser. 397, Class 2, IO, 5.00%, 9/25/39			588,369	111,637
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			3,331,118	643,572
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			9,856,122	1,376,736
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41			5,430,198	741,493
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			5,969,037	648,620
Ser. 14-76, IO, 3.50%, 11/25/39			7,214,946	729,271
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			7,237,166	1,071,321
Ser. 337, Class BA, 3.00%, 2/15/46(i)			193,514	201,069
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			6,739,342	800,634
Ser. 6, Class BI, IO, 3.00%, 12/25/42			12,658,554	1,013,950
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			3,496,789	301,074
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			9,701,704	795,871
Ser. 98-W5, Class X, IO, 0.647%, 7/25/28			598,307	29,167
Ser. 98-W2, Class X, IO, 0.324%, 6/25/28			1,948,598	94,994
Ser. 07-44, Class CO, PO, zero %, 5/25/37			40,617	33,717

Government National Mortgage Association
IFB Ser. 13-99, Class VS, IO, 5.333%, 7/16/43			2,237,551	391,929
IFB Ser. 16-77, Class SC, IO, 5.323%, 10/20/45			5,766,444	1,122,317
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			4,510,997	921,777
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			5,453,445	1,232,751
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			5,408,917	1,118,467
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			442,198	23,413
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			1,129,330	239,876
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			6,799,675	1,408,349
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			21,782,123	4,593,567
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			15,192,613	3,202,907
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			6,835,310	1,340,713
Ser. 12-129, IO, 4.50%, 11/16/42			4,551,961	984,362
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			288,160	39,374
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			4,319,856	826,414
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			2,929,764	685,506
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			1,681,220	88,548
Ser. 15-94, IO, 4.00%, 7/20/45			183,154	40,629
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			2,758,126	487,399
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			5,082,180	784,887
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,429,310	256,762
Ser. 13-53, Class IA, IO, 4.00%, 12/20/26			6,350,202	715,978
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			18,206,746	2,487,770
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45			5,646,431	783,442
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			8,458,391	1,479,584
Ser. 13-76, IO, 3.50%, 5/20/43			4,003,409	693,230
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			5,150,819	780,864
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			6,058,113	736,667
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			2,260,531	366,816
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			9,707,383	773,018
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			2,071,933	208,838
Ser. 183, Class AI, IO, 3.50%, 10/20/39			6,763,530	769,778
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			8,787,140	862,370
Ser. 14-145, Class PI, IO, 3.50%, 10/20/29			4,258,598	527,725
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36			4,391,213	368,686
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			8,670,821	819,306
Ser. 16-H23, Class NI, IO, 2.829%, 10/20/66			10,070,107	1,466,208
Ser. 16-H13, Class IK, IO, 2.564%, 6/20/66			18,426,220	2,372,376
Ser. 16-H02, Class BI, IO, 2.474%, 11/20/65			13,536,613	1,447,863
Ser. 16-H11, Class HI, IO, 2.081%, 1/20/66			3,486,046	374,750
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65			12,966,306	1,428,887
Ser. 15-H19, Class NI, IO, 1.913%, 7/20/65			19,477,491	2,087,987
Ser. 15-H25, Class EI, IO, 1.845%, 10/20/65			15,449,936	1,537,269
Ser. 15-H18, Class IA, IO, 1.828%, 6/20/65			12,301,533	1,028,408
Ser. 15-H09, Class BI, IO, 1.701%, 3/20/65			15,817,239	1,385,590
Ser. 15-H10, Class EI, IO, 1.638%, 4/20/65			17,581,069	1,114,640
Ser. 15-H25, Class AI, IO, 1.616%, 9/20/65			15,801,725	1,390,552
Ser. 14-H14, Class CI, IO, 1.585%, 7/20/64			19,255,335	1,203,458
Ser. 15-H28, Class DI, IO, 1.554%, 8/20/65			12,417,838	977,284
Ser. 11-H08, Class GI, IO, 1.259%, 3/20/61			12,358,546	637,701
Ser. 10-151, Class KO, PO, zero %, 6/16/37			964,411	801,368

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147%, 12/19/26			105,399	1
FRB Ser. 98-2, IO, 1.004%, 5/19/27			61,780	1
FRB Ser. 99-2, IO, 0.84%, 9/19/27			153,184	1,340
FRB Ser. 98-3, IO, zero %, 9/19/27			71,058	1

				92,939,762
Commercial mortgage-backed securities (18.0%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			1,588,765	1,585,824
FRB Ser. 07-1, Class XW, IO, 0.338%, 1/15/49			1,823,237	7,306

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.404%, 11/10/42			2,632,000	2,251,834

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			162,201	44

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			2,724,000	2,591,205
Ser. 05-T18, Class D, 5.134%, 2/13/42			60,208	60,156
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			954,292	957,259

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			3,889,274	3,696,677

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E, 6.18%, 4/15/44			1,792,243	808,660

Citigroup Commercial Mortgage Trust FRB Ser. 13-GC17, Class XA, IO, 1.456%, 11/10/46			26,205,555	1,311,798

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC17, Class D, 5.104%, 11/10/46			5,194,000	4,871,063

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			658,582	660,097
FRB Ser. 14-UBS6, Class XA, IO, 1.051%, 12/10/47			25,456,098	1,379,721

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			1,361,000	1,037,899
Ser. 13-LC13, Class E, 3.719%, 8/10/46			1,503,000	1,040,226

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.062%, 2/15/41			4,668,000	4,241,812

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37			403,473	401,133

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			270,976	276,786
FRB Ser. 03-C3, Class AX, IO, 1.997%, 5/15/38			1,392,091	6

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.80%, 4/15/50			861,000	734,030

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			1,864,000	1,448,701

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			1,318,000	1,291,772
FRB Ser. 14-GC18, Class XA, IO, 1.134%, 1/10/47			12,495,693	670,619

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45			1,547,376	1,532,985
FRB Ser. 11-GC3, Class D, 5.633%, 3/10/44			114,177	116,829
Ser. 11-GC3, Class E, 5.00%, 3/10/44			1,219,000	1,132,451
FRB Ser. 14-GC26, Class D, 4.511%, 11/10/47			4,010,000	3,347,548
FRB Ser. 13-GC12, Class D, 4.476%, 6/10/46			1,501,000	1,319,079
FRB Ser. 13-GC13, Class D, 4.066%, 7/10/46			890,000	781,616

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C26, Class C, 4.426%, 1/15/48			536,000	538,448
FRB Ser. 14-C19, Class XA, IO, 1.191%, 4/15/47			28,680,824	1,032,510

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.886%, 1/15/47			1,306,000	1,217,846
FRB Ser. C14, Class D, 4.562%, 8/15/46			1,497,000	1,373,151
FRB Ser. 14-C25, Class D, 3.948%, 11/15/47			1,272,000	1,009,205

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.412%, 12/15/47			327,000	330,989

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.157%, 2/12/51			2,326,000	2,349,027
FRB Ser. 06-LDP6, Class B, 5.653%, 4/15/43			140,002	140,002
FRB Ser. 13-C10, Class XA, IO, 1.223%, 12/15/47			20,538,752	1,017,921

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.257%, 2/12/51			2,194,000	2,058,191
FRB Ser. 07-CB20, Class C, 6.257%, 2/12/51			1,220,000	1,073,600
FRB Ser. 11-C3, Class E, 5.619%, 2/15/46			4,278,000	4,389,228
FRB Ser. 12-C8, Class D, 4.66%, 10/15/45			3,023,000	2,971,911
Ser. 11-C4, Class F, 3.873%, 7/15/46			3,030,000	2,334,615
Ser. 13-C10, Class E, 3.50%, 12/15/47			1,963,000	1,440,253

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.489%, 2/15/40			2,230,410	1,378

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.011%, 6/12/43			7,390,361	34

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C13, Class XA, IO, 1.133%, 11/15/46			28,300,713	1,493,712

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698%, 8/15/47			2,809,000	2,366,307
FRB Ser. 13-C10, Class E, 4.084%, 7/15/46			4,055,000	3,336,454

Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,036,000	1,050,181

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C5, Class XA, IO, 1.029%, 3/10/46			47,927,788	2,319,705

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.107%, 6/15/45			1,685,000	1,255,325
FRB Ser. 06-C29, IO, 0.316%, 11/15/48			17,525,058	701

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C11, Class G, 5.743%, 1/15/41			1,500,000	1,423,440

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46			749,000	761,508
FRB Ser. 14-LC16, Class XA, IO, 1.435%, 8/15/50			23,015,255	1,437,303

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			2,166,000	1,965,439
Ser. 14-LC18, Class D, 3.957%, 12/15/47			2,837,000	2,281,344

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			603,000	616,326
Ser. 11-C4, Class E, 5.265%, 6/15/44			1,006,000	1,015,959
FRB Ser. 13-C16, Class D, 4.982%, 9/15/46			991,000	951,756
FRB Ser. 12-C7, Class D, 4.835%, 6/15/45			1,621,000	1,579,762
FRB Ser. 12-C10, Class E, 4.452%, 12/15/45			1,658,000	1,322,773
Ser. 13-C14, Class E, 3.25%, 6/15/46			1,065,000	705,030
FRB Ser. 12-C9, Class XB, IO, 0.704%, 11/15/45			46,094,000	1,657,863

				90,374,333
Residential mortgage-backed securities (non-agency) (6.5%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 0.926%, 6/26/35			1,634,906	1,574,534

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.071%, 7/25/25 (Bermuda)			935,718	952,093

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.228%, 6/25/46			530,532	502,504
FRB Ser. 06-OA7, Class 1A2, 1.536%, 6/25/46			4,481,450	3,924,630
FRB Ser. 05-27, Class 1A1, 1.47%, 8/25/35			1,548,523	1,170,529
FRB Ser. 05-59, Class 1A1, 1.107%, 11/20/35			5,453,013	4,804,770
FRB Ser. 06-OA10, Class 4A1, 0.961%, 8/25/46			402,808	327,967

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.271%, 1/25/25			1,148,437	1,430,450
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.271%, 10/25/28			259,975	304,107
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 11.271%, 5/25/28			391,513	465,498
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 10.771%, 7/25/28			656,836	754,733
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.121%, 4/25/28			1,779,668	1,997,772
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.321%, 12/25/27			1,068,359	1,186,074

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class M3, 5.471%, 4/25/28			650,000	719,164

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.021%, 9/25/28			1,590,000	2,047,264
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.521%, 10/25/28			840,000	1,046,748
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.671%, 10/25/28			1,520,000	1,713,622
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.471%, 4/25/28			3,390,000	3,784,300
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.321%, 2/25/25			292,085	309,551
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 5.071%, 2/25/25			410,570	436,021
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.771%, 5/25/25			55,268	58,206
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.771%, 5/25/25			170,000	179,024
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M2, 3.771%, 7/25/24			120,000	121,519

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.951%, 1/25/37			701,895	595,039

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, 1.261%, 10/25/45			2,554,877	2,216,027

				32,622,146

Total mortgage-backed securities (cost $220,325,943)				$215,936,241

CORPORATE BONDS AND NOTES (29.7%)(a)
			Principal amount	Value

Basic materials (1.2%)

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			$1,308,000	$1,366,453

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			950,000	1,054,181

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9.00%, 5/1/19 (Australia)			708,000	814,823

Southern Copper Corp. sr. unsec. unsub. notes 5.875%, 4/23/45 (Peru)			800,000	819,000

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			734,000	768,865

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			1,000,000	1,053,750

				5,877,072
Capital goods (2.8%)

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			500,000	491,250

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			1,337,000	1,340,343

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. FRN 4.156%, 5/15/21 (Ireland)			1,015,000	1,040,375

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			1,020,000	1,053,150

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			500,000	502,500

Boeing Co. (The) sr. unsec. bonds 8.75%, 8/15/21			3,580,000	4,519,861

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			1,000,000	1,090,000

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			1,692,000	1,749,560

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			750,000	785,625

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			1,025,000	1,045,500

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20			500,000	521,000

				14,139,164
Communication services (2.1%)

AT&T, Inc. sr. unsec. unsub. notes 3.00%, 6/30/22			1,800,000	1,774,418

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17			1,695,000	1,696,898

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			640,000	695,232

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4.25%, 4/1/18			1,694,000	1,727,880

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			500,000	547,500

Verizon Communications, Inc. sr. unsec. notes 2.625%, 2/21/20			1,522,000	1,541,555

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			2,346,000	2,342,225

				10,325,708
Consumer cyclicals (3.1%)

Autonation, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 4/15/18			2,008,000	2,116,597

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			552,000	595,079

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			1,000,000	1,044,000

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			3,710,000	3,890,959

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			596,000	664,428

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			279,000	301,822

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			490,000	518,788

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			565,000	579,481

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			500,000	518,750

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			1,200,000	1,245,000

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20			3,790,000	3,880,820

				15,355,724
Consumer staples (3.7%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			1,000,000	1,022,500

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			4,851,000	4,864,898

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.90%, 2/1/19			5,745,000	5,752,849

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			615,000	613,957

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			909,000	897,638

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			2,975,000	3,232,828

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			1,690,000	1,703,398

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1.50%, 5/11/17 (United Kingdom)			798,000	798,948

				18,887,016
Energy (2.3%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846%, 5/5/17 (United Kingdom)			1,695,000	1,698,226

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%, 5/15/17 (Canada)			1,695,000	1,714,965

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			1,695,000	1,689,388

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			180,000	214,653

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			400,000	402,558

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,201,000	1,213,010

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			1,300,000	1,347,458

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,500,000	1,364,250

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95%, 5/1/17			1,690,000	1,697,179

				11,341,687
Financials (10.1%)

Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18			5,465,000	5,514,928

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			400,000	406,000

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			1,600,000	1,564,000

American Express Co. sr. unsec. notes 7.00%, 3/19/18			1,523,000	1,611,451

American Express Co. sr. unsec. notes 6.15%, 8/28/17			923,000	947,604

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			2,358,000	2,366,038

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			1,000,000	1,001,368

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.20%, 3/10/17 (Japan)			1,710,000	1,710,224

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1.375%, 3/17/17 (France)			2,605,000	2,605,261

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			1,055,000	1,061,950

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			1,212,000	1,220,495

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			1,679,000	1,684,942

JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24			365,000	368,059

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			2,375,000	2,385,721

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			2,170,000	2,450,954

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			2,300,000	2,422,236

Macquarie Bank, Ltd. 144A sr. unsec. notes 4.00%, 7/29/25 (Australia)			1,210,000	1,241,208

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			2,125,000	2,303,795

National Australia Bank, Ltd./New York sr. unsec. notes 2.30%, 7/25/18 (Australia)			1,175,000	1,183,695

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			1,000,000	1,037,500

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			1,700,000	1,714,809

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			532,000	516,040

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			2,952,000	3,015,444

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			2,400,000	2,428,164

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5.125%, 10/29/22 (Russia)			950,000	970,188

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			1,000,000	1,006,610

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			1,000,000	1,003,522

Simon Property Group LP 144A sr. unsec. unsub. notes 1.50%, 2/1/18(R)			1,535,000	1,535,336

Societe Generale SA company guaranty sr. unsec. notes 2.75%, 10/12/17 (France)			675,000	680,832

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			1,000,000	1,035,000

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Jersey)			1,020,000	1,017,393

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,000,000	1,048,370

				51,059,137
Health care (2.6%)

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17			1,695,000	1,699,436

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			1,695,000	1,742,960

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			1,012,000	1,105,610

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			206,000	177,160

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)			3,805,000	3,909,638

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			1,674,000	1,740,960

Tenet Healthcare Corp. company guaranty sr. FRN 4.463%, 6/15/20			1,175,000	1,189,688

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			665,000	701,575

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			756,000	790,260

				13,057,287
Technology (0.7%)

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			1,695,000	1,695,088

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 3.625%, 10/15/20			800,000	827,592

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			895,000	930,800

				3,453,480
Transportation (0.1%)

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			48,593	49,079

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 98-1, Class A, 6.648%, 9/15/17			188,758	191,118

Federal Express Corp. 2012 Pass Through Trust 144A notes 2.625%, 1/15/18			258,564	258,970

				499,167
Utilities and power (1.0%)

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			475,000	488,810

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			3,816,000	4,355,682

				4,844,492

Total corporate bonds and notes (cost $146,710,204)				$148,839,934

SENIOR LOANS (9.0%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

TMS International Corp. bank term loan FRN Ser. B, 4.50%, 10/16/20			$950,404	$957,532

				957,532
Capital goods (0.8%)

Advanced Disposal Services, Inc. bank term loan FRN Ser. B, 3.50%, 11/10/23			1,150,406	1,160,832

Berry Plastics Corp. bank term loan FRN Ser. I, 3.522%, 10/1/22			857,030	862,846

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21			939,148	936,360

TransDigm, Inc. bank term loan FRN Ser. C, 3.957%, 2/28/20			430,094	429,019

TransDigm, Inc. bank term loan FRN Ser. D, 3.982%, 6/4/21			780,000	776,490

				4,165,547
Communication services (0.9%)

Asurion, LLC bank term loan FRN Ser. B4, 4.25%, 8/4/22			861,769	869,740

Charter Communications Operating, LLC bank term loan FRN Ser. E, 2.769%, 7/1/20			1,051,603	1,053,706

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3.75%, 6/30/19			1,019,814	1,002,150

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4.00%, 1/15/20			1,000,000	1,007,083

Sprint Communications, Inc. bank term loan FRN Ser. B, 3.25%, 2/29/24			500,000	500,000

				4,432,679
Consumer cyclicals (2.7%)

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22			930,205	817,651

Amaya Holdings BV bank term loan FRN 5.00%, 8/1/21			977,613	982,297

American Casino & Entertainment Properties, LLC bank term loan FRN Ser. B, 4.25%, 7/7/22			573,496	577,080

Bass Pro Group, LLC bank term loan FRN Ser. B, 4.016%, 6/5/20			815,475	804,262

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.50%, 3/1/17 (In default)(NON)			332,619	375,305

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			409,500	412,571

Chrysler Group, LLC bank term loan FRN Ser. B, 3.50%, 5/24/17			189,813	189,801

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4.25%, 10/16/20			474,787	478,941

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			459,817	462,978

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 4.25%, 7/23/22			985,000	993,619

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3.50%, 10/26/20			55,600	56,007

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, 3.256%, 10/25/23			755,949	762,682

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			989,924	997,844

Jo-Ann Stores, LLC bank term loan FRN 6.256%, 9/29/23			1,000,000	985,833

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			970,240	803,682

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6.00%, 10/1/21			980,000	988,925

Tribune Media Co. bank term loan FRN Ser. B, 3.77%, 12/27/20			993,776	996,571

Univision Communications, Inc. bank term loan FRN 4.00%, 3/1/20			744,235	745,372

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19			1,259,324	1,254,602

				13,686,023
Consumer staples (1.2%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4.00%, 2/14/21			418,175	415,648

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, 4.50%, 9/15/20			645,910	644,025

Del Monte Foods, Inc. bank term loan FRN 4.25%, 2/18/21			931,200	834,976

Landry's, Inc. bank term loan FRN Ser. B, 4.00%, 10/4/23			1,125,000	1,134,442

Libbey Glass, Inc. bank term loan FRN Ser. B, 3.766%, 4/9/21			929,545	933,419

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3.75%, 12/12/21			976,288	984,482

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21			1,000,000	1,001,458

				5,948,450
Energy (0.1%)

American Energy-Marcellus, LLC bank term loan FRN 5.25%, 8/4/20			690,000	417,450

				417,450
Financials (0.2%)

USI, Inc./NY bank term loan FRN Ser. B, 4.25%, 12/27/19			922,248	924,169

				924,169
Health care (1.7%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4.75%, 8/17/21			525,000	523,688

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, 4.00%, 1/27/21			1,800,059	1,701,430

Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, 3.288%, 1/23/25			500,000	502,709

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4.50%, 5/3/18			521,560	518,673

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.25%, 1/26/24			1,095,000	1,089,525

Kinetic Concepts, Inc. bank term loan FRN Ser. F1, 5.00%, 11/4/20			867,046	867,226

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			580,125	575,321

Pharmaceutical Product Development, LLC bank term loan FRN 4.25%, 8/18/22			1,049,025	1,055,363

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BD, 5.00%, 2/13/19			616,627	617,178

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 5.25%, 12/11/19			615,512	615,842

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 5.25%, 8/5/20			445,295	445,693

				8,512,648
Technology (0.4%)

First Data Corp. bank term loan FRN 3.756%, 7/10/22			932,953	938,617

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4.00%, 4/23/19			928,575	832,816

				1,771,433
Utilities and power (0.8%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3.02%, 5/3/20			579,000	578,759

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3.27%, 1/31/22			1,163,925	1,160,652

Energy Transfer Equity LP bank term loan FRN 3.387%, 12/2/19			715,000	715,000

Energy Transfer Equity LP bank term loan FRN Ser. B, 2.75%, 1/30/24			815,000	812,963

Tex Operations Co., LLC bank term loan FRN Ser. B, 5.00%, 8/4/23			732,857	735,239

Tex Operations Co., LLC bank term loan FRN Ser. C, 5.00%, 8/4/23			167,143	167,686

				4,170,299

Total senior loans (cost $45,549,101)				$44,986,230

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.1%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$3,075,000	$2,888,818

Argentina (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			385,000	369,985

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			1,710,000	1,778,400

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.375%, 3/24/21 (Croatia)			960,000	1,050,000

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			150,000	151,490

Hellenic (Republic of) sr. unsec. notes 3.375%, 7/17/17 (Greece)		EUR	1,523,000	1,575,421

Hellenic (Republic of) sr. unsec. unsub. bonds 4.75%, 4/17/19 (Greece)		EUR	523,000	519,085

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/40 (Greece)		EUR	57,000	35,571

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)		EUR	76,000	47,698

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	716,000	459,085

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	76,000	51,072

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	569,000	389,118

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	1,084,000	768,924

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	3,557,973	2,586,224

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	2,389,206	1,784,331

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	53,500	41,649

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	1,137,000	907,312

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	356,000	293,065

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	599,000	504,713

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			$300,000	313,875

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	337,875

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			1,290,000	1,269,038

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			450,000	469,742

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			1,375,000	2,358,125

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			4,200,000	4,546,500

Total foreign government and agency bonds and notes (cost $25,803,102)				$25,497,116

ASSET-BACKED SECURITIES (1.4%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.771%, 2/25/17			$3,859,000	$3,859,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.673%, 2/25/49			3,371,000	3,371,000

Total asset-backed securities (cost $7,230,000)				$7,230,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3125/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3125		$34,750,400	$345,419

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		52,125,600	67,763

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		52,125,600	55,253

Barclays Bank PLC

1.345/3 month USD-LIBOR-BBA/Feb-18	Feb-17/1.345		52,125,600	40,137

Citibank, N.A.

2.274/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.274		26,062,800	107,639

2.275/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.275		26,062,800	76,885

1.34/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		52,125,600	33,882

(1.34)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		52,125,600	30,754

Credit Suisse International

2.31/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.31		26,062,800	138,915

2.4625/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.4625		17,375,200	63,593

Goldman Sachs International

1.86375/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.86375		52,125,600	77,667

2.248/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.248		26,062,800	53,429

JPMorgan Chase Bank N.A.

2.3525/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3525		17,375,200	201,031

2.267/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.267		17,375,200	59,771

2.736/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.736		17,375,200	24,152

Total purchased swap options outstanding (cost $2,393,538)				$1,376,290

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$98.34		$21,000,000	$233,730

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/98.53		21,000,000	211,680

USD/JPY (Call)	May-17/JPY 118.00		6,919,900	70,929

USD/MXN (Put)	Apr-17/MXN 21.25		13,363,300	480,170

Total purchased options outstanding (cost $943,972)				$996,509

COMMON STOCKS (—%)(a)
			Shares	Value

Vantage Drilling International (Units) (Cayman Islands)(NON)			1,521	$184,041

Total common stocks (cost $145,699)				$184,041

SHORT-TERM INVESTMENTS (11.0%)(a)
			Principal amount/shares	Value

AutoNation, Inc. commercial paper 1.170%, 2/1/17			$2,000,000	$1,999,933

Cabot Corp. commercial paper 0.850%, 2/1/17			4,000,000	3,999,895

FMC Corp. commercial paper 0.880%, 2/1/17			2,000,000	1,999,947

KCP&L Greater Missouri Operations Co. commercial paper 0.850%, 2/1/17			2,000,000	1,999,947

Kroger Co. (The) commercial paper 0.850%, 2/1/17			2,000,000	1,999,948

Putnam Short Term Investment Fund 0.74%(AFF)		Shares	20,010,864	20,010,864

State Street Bank & Trust Co. FRN certificates of deposit 1.422%, 4/13/17			$2,000,000	2,002,058

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(P)		Shares	660,000	660,000

Sysco Corp. commercial paper 0.900%, 2/1/17			$2,000,000	1,999,948

Tyco International Finance S.a.r.l. commercial paper 0.900%, 2/1/17			2,000,000	1,999,948

U.S. Treasury Bills 0.419%, 2/2/17(SEGSF)(SEGCCS)			13,370,000	13,369,826

U.S. Treasury Bills 0.427%, 2/16/17(SEGSF)(SEGCCS)			579,000	578,891

U.S. Treasury Bills 0.443%, 2/9/17(SEGSF)(SEGCCS)			2,786,000	2,785,707

Total short-term investments (cost $55,405,339)				$55,406,912

TOTAL INVESTMENTS

Total investments (cost $727,387,208)(b)				$723,226,437

FORWARD CURRENCY CONTRACTS at 1/31/17 (aggregate face value $180,776,509) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$1,795,482	$1,719,957	$75,525
	Brazilian Real	Buy	4/3/17	1,669,999	1,645,628	24,371
	British Pound	Buy	3/16/17	1,114,597	1,097,898	16,699
	Canadian Dollar	Buy	4/19/17	1,252,806	1,213,211	39,595
	Chinese Yuan (Offshore)	Buy	2/16/17	3,637,778	3,587,730	50,048
	Chinese Yuan (Offshore)	Sell	2/16/17	3,637,778	3,590,592	(47,186)
	Euro	Buy	3/16/17	1,055,719	1,021,655	34,064
	Hong Kong Dollar	Sell	2/16/17	2,179,084	2,181,858	2,774
	Japanese Yen	Buy	2/16/17	3,476,094	3,395,988	80,106
	Japanese Yen	Sell	2/16/17	3,476,094	3,609,347	133,253
	Japanese Yen	Buy	5/17/17	840,434	834,134	6,300
	New Zealand Dollar	Sell	4/19/17	2,685,806	2,536,302	(149,504)
	Norwegian Krone	Sell	3/16/17	1,522,639	1,510,724	(11,915)
	Russian Ruble	Buy	3/16/17	1,627,360	1,646,681	(19,321)
	Singapore Dollar	Sell	5/17/17	3,386,247	3,352,110	(34,137)
	Swedish Krona	Buy	3/16/17	1,793,528	1,737,370	56,158
Barclays Bank PLC
	Australian Dollar	Sell	4/19/17	1,336,940	1,278,946	(57,994)
	British Pound	Sell	3/16/17	1,555,550	1,569,291	13,741
	Canadian Dollar	Buy	4/19/17	853,868	826,736	27,132
	Euro	Sell	3/16/17	1,442,881	1,373,088	(69,793)
	New Zealand Dollar	Sell	4/19/17	906,298	843,812	(62,486)
	Swedish Krona	Buy	3/16/17	1,731,597	1,653,496	78,101
	Swiss Franc	Sell	3/16/17	379,854	373,793	(6,061)
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	2,662,449	2,555,003	107,446
	Brazilian Real	Buy	4/3/17	11,435	10,568	867
	British Pound	Sell	3/16/17	726,780	731,907	5,127
	Canadian Dollar	Buy	4/19/17	133,979	129,715	4,264
	Chinese Yuan (Offshore)	Buy	2/16/17	1,762,028	1,731,096	30,932
	Chinese Yuan (Offshore)	Sell	2/16/17	1,762,028	1,748,658	(13,370)
	Euro	Sell	3/16/17	2,568,895	2,491,336	(77,559)
	Indonesian Rupiah	Buy	5/17/17	1,643,417	1,644,462	(1,045)
	Japanese Yen	Buy	2/16/17	1,728,985	1,708,317	20,668
	Japanese Yen	Sell	2/16/17	1,728,985	1,724,369	(4,616)
	Japanese Yen	Sell	5/17/17	8,558	8,504	(54)
	Mexican Peso	Buy	4/19/17	555,771	557,344	(1,573)
	New Zealand Dollar	Sell	4/19/17	1,781,631	1,681,516	(100,115)
	South African Rand	Buy	4/19/17	1,669,917	1,662,309	7,608
Credit Suisse International
	Australian Dollar	Buy	4/19/17	239,226	229,070	10,156
	British Pound	Sell	3/16/17	1,850,065	1,862,632	12,567
	Canadian Dollar	Buy	4/19/17	1,770,879	1,714,387	56,492
	Hong Kong Dollar	Sell	2/16/17	1,511,254	1,512,985	1,731
	New Zealand Dollar	Sell	4/19/17	1,720,362	1,684,602	(35,760)
	Swedish Krona	Buy	3/16/17	1,799,473	1,718,322	81,151
Goldman Sachs International
	Australian Dollar	Buy	4/19/17	875,068	864,730	10,338
	British Pound	Sell	3/16/17	322,719	325,232	2,513
	Canadian Dollar	Buy	4/19/17	2,339,407	2,288,862	50,545
	Euro	Sell	3/16/17	2,657,466	2,577,504	(79,962)
	Indian Rupee	Buy	5/17/17	1,653,072	1,667,320	(14,248)
	Japanese Yen	Buy	2/16/17	3,150,470	3,070,796	79,674
	Japanese Yen	Sell	2/16/17	3,150,470	3,235,046	84,576
	Japanese Yen	Sell	5/17/17	1,379,405	1,370,092	(9,313)
	New Taiwan Dollar	Buy	2/16/17	1,775,802	1,754,772	21,030
	New Taiwan Dollar	Sell	2/16/17	1,775,802	1,747,704	(28,098)
	New Zealand Dollar	Sell	4/19/17	4,521,166	4,346,616	(174,550)
	Norwegian Krone	Sell	3/16/17	60,484	115,837	55,353
	Russian Ruble	Buy	3/16/17	203,372	61,208	142,164
	South Korean Won	Buy	2/16/17	1,728,818	1,699,835	28,983
	South Korean Won	Sell	2/16/17	1,728,818	1,716,991	(11,827)
	South Korean Won	Sell	5/17/17	1,707,019	1,683,719	(23,300)
	Swedish Krona	Buy	3/16/17	1,925,180	1,867,260	57,920
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/19/17	216,363	207,190	9,173
	Canadian Dollar	Buy	4/19/17	82,756	60,320	22,436
	Euro	Sell	3/16/17	874,250	859,721	(14,529)
	Hong Kong Dollar	Sell	2/16/17	1,745,165	1,747,152	1,987
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	3,559,471	3,435,277	124,194
	Brazilian Real	Buy	4/3/17	1,673,030	1,632,033	40,997
	British Pound	Sell	3/16/17	1,936,191	1,950,988	14,797
	Canadian Dollar	Sell	4/19/17	803,491	796,819	(6,672)
	Chinese Yuan (Offshore)	Buy	2/16/17	1,752,638	1,723,412	29,226
	Chinese Yuan (Offshore)	Sell	2/16/17	1,752,638	1,719,365	(33,273)
	Czech Koruna	Buy	7/19/17	1,719,361	1,707,531	11,830
	Euro	Sell	3/16/17	1,114,874	1,126,485	11,611
	Euro	Sell	7/19/17	1,707,712	1,693,680	(14,032)
	Hong Kong Dollar	Sell	2/16/17	1,513,020	1,514,741	1,721
	Indonesian Rupiah	Sell	5/17/17	9,445	3,630	(5,815)
	Japanese Yen	Buy	2/16/17	2,419,798	2,398,467	21,331
	Japanese Yen	Sell	2/16/17	2,419,798	2,614,297	194,499
	Japanese Yen	Sell	5/17/17	681,954	677,580	(4,374)
	New Taiwan Dollar	Buy	2/16/17	1,775,802	1,753,148	22,654
	New Taiwan Dollar	Sell	2/16/17	1,775,802	1,737,174	(38,628)
	New Zealand Dollar	Sell	4/19/17	416,146	393,200	(22,946)
	Norwegian Krone	Sell	3/16/17	271,879	281,332	9,453
	South Korean Won	Sell	2/16/17	1,735,626	1,731,273	(4,353)
	South Korean Won	Sell	5/17/17	1,708,359	1,687,725	(20,634)
	Swedish Krona	Buy	3/16/17	1,778,532	1,703,311	75,221
	Swiss Franc	Buy	3/16/17	403,961	396,383	7,578
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/19/17	1,767,320	1,692,162	75,158
	Canadian Dollar	Buy	4/19/17	1,783,647	1,753,378	30,269
	Czech Koruna	Buy	7/19/17	1,719,356	1,706,824	12,532
	Euro	Sell	3/16/17	892,744	850,698	(42,046)
	Euro	Sell	7/19/17	1,708,256	1,690,675	(17,581)
	New Zealand Dollar	Sell	4/19/17	1,833,677	1,693,392	(140,285)
	Norwegian Krone	Buy	3/16/17	1,685,631	1,663,965	21,666
	Swedish Krona	Buy	3/16/17	1,756,296	1,669,263	87,033
	Swedish Krona	Sell	3/16/17	1,722,661	1,691,839	(30,822)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	833,430	824,764	8,666
	Canadian Dollar	Buy	4/19/17	3,118,671	3,018,903	99,768
	Euro	Sell	3/16/17	4,245,587	4,171,192	(74,395)
	Japanese Yen	Buy	2/16/17	1,636,448	1,703,926	(67,478)
	Japanese Yen	Sell	2/16/17	1,636,448	1,692,483	56,035
	Japanese Yen	Buy	5/17/17	870,923	865,313	5,610
	New Zealand Dollar	Sell	4/19/17	1,679,297	1,584,445	(94,852)
	Singapore Dollar	Sell	5/17/17	1,690,887	1,666,270	(24,617)
	Swedish Krona	Buy	3/16/17	1,804,273	1,674,125	130,148
UBS AG
	Australian Dollar	Buy	4/19/17	2,600,371	2,554,596	45,775
	Euro	Sell	3/16/17	3,674,793	3,575,885	(98,908)
	New Zealand Dollar	Sell	4/19/17	1,723,144	1,625,767	(97,377)
	Norwegian Krone	Buy	3/16/17	1,709,159	1,660,669	48,490
	Swedish Krona	Buy	3/16/17	1,698,454	1,681,926	16,528
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	651,739	686,904	(35,165)
	Canadian Dollar	Sell	4/19/17	11,767	11,391	(376)
	Euro	Sell	3/16/17	1,732,171	1,712,547	(19,624)

Total						$803,789

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/17 (premiums $3,822,340) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$17,375,200	$54,732
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	17,375,200	61,856
(2.6475)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.6475	34,750,400	160,199
(2.01)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.01	34,750,400	213,020
Barclays Bank PLC

(2.111)/3 month USD-LIBOR-BBA/Feb-18	Feb-17/2.111	52,125,600	42,222
Citibank, N.A.

2.7415/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7415	26,062,800	10,946
2.575/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.575	26,062,800	21,632
1.942/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.942	17,375,200	25,715
(1.652)/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.652	17,375,200	29,885
Credit Suisse International

2.80/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.80	26,062,800	6,255
(2.7275)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7275	17,375,200	20,329
(2.25)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.25	17,375,200	49,172
(2.215)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.215	26,062,800	68,285
Goldman Sachs International

2.548/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.548	26,062,800	24,760
(1.63875)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.63875	52,125,600	27,105
(1.75125)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.75125	52,125,600	48,477
JPMorgan Chase Bank N.A.

(2.476)/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.476	17,375,200	77,146
(2.69)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.69	17,375,200	92,784
(2.05)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.05	17,375,200	123,538
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	10,748,000	647,889

Total			$1,805,947

WRITTEN OPTIONS OUTSTANDING at 1/31/17 (premiums $631,890) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$99.08	$21,000,000	$154,560
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.27	21,000,000	137,340
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.81	21,000,000	94,500
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/100.00	21,000,000	82,320
USD/JPY (Call)	May-17/JPY 125.00	6,919,900	16,192
USD/MXN (Put)	Apr-17/MXN 20.35	13,363,300	215,403

Total			$700,315

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	$5,212,600	$(183,744)	$(3,284)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	5,212,600	(183,744)	(4,743)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(6,047)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(35,863)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,958	25,698
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,958	(1,251)
Barclays Bank PLC

(0.625)/6 month JPY-LIBOR-BBA/Feb-37 (Purchased)	Feb-17/0.625	JPY 964,800,000	(78,810)	79,895
(0.66)/6 month JPY-LIBOR-BBA/Feb-37 (Purchased)	Feb-17/0.66	JPY 964,800,000	(78,500)	36,828
Citibank, N.A.

2.605/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.605	$26,062,800	26,063	10,686
2.55125/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.55125	26,062,800	65,157	8,861
Credit Suisse International

2.6075/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.6075	26,062,800	32,578	(3,153)
Goldman Sachs International

2.61/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.61	26,062,800	19,113	7,298
Wells Fargo Bank, N.A.

2.82/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	868,800	45,015	4,422
(2.82)/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	868,800	45,015	(1,677)

Total			$(468,565)	$117,670

TBA SALE COMMITMENTS OUTSTANDING at 1/31/17 (proceeds receivable $139,680,976) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 2/1/47	$2,000,000	2/13/17	$2,150,781
Federal National Mortgage Association, 4.00%, 2/1/47	5,000,000	2/13/17	5,246,485
Federal National Mortgage Association, 3.50%, 2/1/47	82,000,000	2/13/17	83,800,154
Federal National Mortgage Association, 3.00%, 2/1/47	28,000,000	2/13/17	27,711,250
Federal National Mortgage Association, 2.50%, 2/1/47	21,000,000	2/13/17	19,899,140
Government National Mortgage Association, 4.50%, 2/1/47	1,000,000	2/21/17	1,072,734

Total			$139,880,544

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	77,451,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$(412,152)
MXN	56,425,000	—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(169,788)
MXN	22,806,000	—	10/8/21	1 month MXN-TIIE-BANXICO	5.895%	(70,297)
MXN	23,640,000	—	10/26/21	1 month MXN-TIIE-BANXICO	6.09%	(64,414)

Total		$—	$(716,651)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$888,029	(E)	$(30)	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(142,301)
		4,382,000	(E)	11,969	3/15/27	3 month USD-LIBOR-BBA	2.50%	60,184
		42,579,000	(E)	71,380	3/15/22	3 month USD-LIBOR-BBA	2.15%	346,866
		10,918,500	(E)	49,278	3/15/47	3 month USD-LIBOR-BBA	2.704%	197,856
		193,463,100	(E)	(323,581)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(2,249,506)
		74,888,100	(E)	(83,194)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(502,942)
		184,515,500	(E)	(54,417)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(251,295)
		17,375,200		(146,182)	1/31/27	3 month USD-LIBOR-BBA	2.4775%	47,519
		6,326,000		(84)	1/5/27	3 month USD-LIBOR-BBA	2.38%	22,024
		5,427,000		(72)	1/5/27	3 month USD-LIBOR-BBA	2.3795%	18,648
		14,428,000		(191)	1/6/27	3 month USD-LIBOR-BBA	2.31%	(43,212)
		10,389,000		(138)	1/6/27	3 month USD-LIBOR-BBA	2.28%	(59,652)
		2,791,000		(37)	1/9/27	3 month USD-LIBOR-BBA	2.2301%	(29,273)
		5,383,000		(71)	1/9/27	3 month USD-LIBOR-BBA	2.221%	(60,945)
		4,266,000		(57)	1/10/27	3 month USD-LIBOR-BBA	2.2075%	(53,713)
		12,485,000		(166)	1/10/27	2.29333%	3 month USD-LIBOR-BBA	58,758
		6,972,000		(92)	1/10/27	2.294%	3 month USD-LIBOR-BBA	32,384
		6,984,000		(93)	1/11/27	3 month USD-LIBOR-BBA	2.246%	(63,621)
		5,352,000		(71)	1/12/27	3 month USD-LIBOR-BBA	2.2515%	(46,378)
		5,282,000		(70)	1/13/27	3 month USD-LIBOR-BBA	2.246%	(48,740)
		5,144,000		(68)	1/13/27	3 month USD-LIBOR-BBA	2.249%	(46,054)
		5,418,500		(72)	1/17/27	3 month USD-LIBOR-BBA	2.19%	(78,936)
		5,418,500		(72)	1/17/27	3 month USD-LIBOR-BBA	2.197%	(75,459)
		8,313,000		(110)	1/17/27	2.30308%	3 month USD-LIBOR-BBA	34,852
		6,017,000		(80)	1/20/27	3 month USD-LIBOR-BBA	2.233%	(64,787)
		10,271,000		(136)	1/20/27	3 month USD-LIBOR-BBA	2.2405%	(103,542)
		7,836,000		(104)	1/23/27	2.35299%	3 month USD-LIBOR-BBA	(320)
		11,215,000		(149)	1/23/27	2.37712%	3 month USD-LIBOR-BBA	(25,225)
		6,899,000		(91)	1/23/27	2.3785%	3 month USD-LIBOR-BBA	(16,389)
		12,510,100		(165)	1/25/27	3 month USD-LIBOR-BBA	2.37%	18,877
		6,899,000		(91)	1/23/27	2.37025%	3 month USD-LIBOR-BBA	(11,181)
		6,333,000		(84)	1/25/27	3 month USD-LIBOR-BBA	2.335%	(10,721)
		6,205,000		(82)	1/25/27	3 month USD-LIBOR-BBA	2.3025%	(28,948)
		3,564,000		(47)	1/26/27	3 month USD-LIBOR-BBA	2.3255%	(9,249)
		11,429,000		(152)	1/27/27	2.3956%	3 month USD-LIBOR-BBA	(43,160)
		11,131,000		(148)	1/27/27	2.4322%	3 month USD-LIBOR-BBA	(79,291)
		5,946,000		(79)	1/30/27	3 month USD-LIBOR-BBA	2.456%	54,395
		5,112,000		(68)	1/30/27	2.4455%	3 month USD-LIBOR-BBA	(41,992)
		5,259,000		(70)	1/31/27	2.416%	3 month USD-LIBOR-BBA	(29,132)
		5,558,300		(74)	1/31/27	2.4055%	3 month USD-LIBOR-BBA	(25,459)
		6,175,000		(82)	2/1/27	3 month USD-LIBOR-BBA	2.394%	20,802
	AUD	19,822,000	(E)	30,291	3/22/22	2.70%	6 month AUD-BBR-BBSW	(65,544)
	AUD	6,331,000	(E)	18,073	3/22/27	3.10%	6 month AUD-BBR-BBSW	(24,272)
	CAD	7,319,000	(E)	(39,918)	3/15/22	3 month CAD-BA-CDOR	1.60%	(10,720)
	CAD	10,281,000	(E)	(3,704)	3/15/27	2.07%	3 month CAD-BA-CDOR	(43,936)
	CHF	28,000	(E)	21	3/15/22	6 month CHF-LIBOR-BBA	0.25%	(38)
	CHF	33,000	(E)	(53)	3/15/27	6 month CHF-LIBOR-BBA	0.25%	51
	EUR	82,807,000	(E)	64,985	3/15/22	0.20%	6 month EUR-EURIBOR-REUTERS	106,373
	EUR	11,182,000	(E)	(162,640)	3/15/27	0.82%	6 month EUR-EURIBOR-REUTERS	(141,781)
	EUR	3,193,000	(E)	(67)	1/24/32	6 month EUR-EURIBOR-REUTERS	1.665%	(23,584)
	GBP	20,205,000	(E)	(24,147)	3/15/22	1.06%	6 month GBP-LIBOR-BBA	(33,399)
	GBP	5,547,000	(E)	1,365	3/15/27	1.50%	6 month GBP-LIBOR-BBA	(34,370)
	GBP	2,903,000	(E)	(54)	1/19/32	1.912%	6 month GBP-LIBOR-BBA	14,379
	JPY	230,689,000	(E)	(68)	2/22/37	6 month JPY-LIBOR-BBA	0.56%	(61,186)
	MXN	23,620,000		(16)	12/3/26	7.715%	1 month MXN-TIIE-BANXICO	10,058
	MXN	16,650,000		(11)	12/24/26	8.12%	1 month MXN-TIIE-BANXICO	(16,730)
	MXN	16,160,000		(10)	1/7/27	8.20%	1 month MXN-TIIE-BANXICO	(19,725)
	NOK	495,000	(E)	(6)	3/15/22	6 month NOK-NIBOR-NIBR	1.65%	63
	NOK	14,653,000	(E)	2,024	3/15/27	6 month NOK-NIBOR-NIBR	2.05%	631
	NZD	4,387,000	(E)	(4,119)	3/15/27	3 month NZD-BBR-FRA	3.70%	17,978
	NZD	23,073,000	(E)	4,622	3/15/22	3 month NZD-BBR-FRA	3.18%	42,745
	SEK	94,794,000	(E)	4,030	3/15/22	0.35%	3 month SEK-STIBOR-SIDE	68,599
	SEK	276,000	(E)	210	3/15/27	3 month SEK-STIBOR-SIDE	1.25%	30
	ZAR	10,390,000		(10)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(6,120)

	Total			$(587,145)	$(3,548,756)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$586,941	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$3,079
Barclays Bank PLC
	97,244	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(564)
	1,625,559	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,463)
	930,267	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(3,252)
	822,671	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,104
	2,789,776	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(9,751)
	326,071	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,474
	167,771	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	216
	4,948,226	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(17,296)
	709,874	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(639)
	899,049	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(809)
	2,762,473	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(3,516)
	577,783	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,733
	366,456	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,733
	584,171	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	751
	4,555,190	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,062
	37,082,126	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	184,737
	10,281,838	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,514)
EUR	6,402,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	28,197
EUR	3,201,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	16,725
EUR	4,554,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	26,252
GBP	2,861,000	—	11/3/26	3.4531%	GBP Non-revised UK Retail Price Index	(85,048)
Citibank, N.A.
	$785,069	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,911
	651,605	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,246
Credit Suisse International
	938,236	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,674
	2,731,686	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,450)
	2,538,669	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	12,007
	2,549,656	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(14,441)
	2,713,143	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(15,367)
	5,649,017	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	26,719
	560,786	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,298
	1,494,082	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,528
	5,135,563	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,606
Goldman Sachs International
	2,131,170	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,740
	1,644,020	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,114
	5,133,362	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,887
	2,064,972	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,655
	4,584,924	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,841
	2,553,307	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,094)
	959,232	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,914)
	68,578	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	92
	2,043,067	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,741
	3,497,833	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,979)
	154,932	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(309)
	413,168	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(824)
	705,367	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	907
	2,335,546	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,003
	3,684,564	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,943
	3,475,225	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(19,683)
	1,983,518	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(3,593)
	326,071	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,474)
	586,941	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,080)
EUR	23,048,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	10,947
EUR	7,610,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	3,615
EUR	6,402,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	53,145
EUR	6,402,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	45,958
EUR	3,598,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	74,274
GBP	1,431,000	—	11/10/26	3.56%	GBP Non-revised UK Retail Price Index	(19,010)
GBP	1,431,000	—	11/18/26	3.52%	GBP Non-revised UK Retail Price Index	(27,831)
JPMorgan Chase Bank N.A.
	$3,475,460	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(19,684)
EUR	3,201,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	31,345
EUR	3,850,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	79,589
EUR	3,166,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	66,337
JPMorgan Securities LLC
	$2,574,403	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,841
	560,786	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,298)
	1,494,082	—	1/12/45	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,528)
	7,709,966	—	1/12/44	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(44,447)

Total		$—	$446,168

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$11,962	$175,000	5/11/63	300 bp	$1,196
	CMBX NA BBB- Index	BBB-/P	22,719	377,000	5/11/63	300 bp	(473)
	CMBX NA BBB- Index	BBB-/P	46,610	755,000	5/11/63	300 bp	164
	CMBX NA BBB- Index	BBB-/P	44,403	779,000	5/11/63	300 bp	(3,519)
	Credit Suisse International
	CMBX NA BB Index	—	(166,815)	9,451,000	5/11/63	(500 bp)	1,097,046
	CMBX NA BBB- Index	BBB-/P	529,428	10,792,000	5/11/63	300 bp	(134,459)
	CMBX NA BBB- Index	BBB-/P	433,732	5,868,000	1/17/47	300 bp	128,499
	Goldman Sachs International
	CMBX NA BB Index	—	(351,807)	3,439,000	5/11/63	(500 bp)	108,083
	CMBX NA BB Index	—	(62,952)	416,000	1/17/47	(500 bp)	(10,774)
	CMBX NA BB Index	—	(77,729)	532,000	5/11/63	(500 bp)	(6,586)
	CMBX NA BB Index	—	(457,674)	2,707,000	1/17/47	(500 bp)	(118,141)
	CMBX NA BBB- Index	BBB-/P	12,101	232,000	5/11/63	300 bp	(2,171)
	CMBX NA BBB- Index	BBB-/P	12,401	250,000	5/11/63	300 bp	(2,979)
	CMBX NA BBB- Index	BBB-/P	12,188	250,000	5/11/63	300 bp	(3,192)
	CMBX NA BBB- Index	BBB-/P	102,567	2,120,000	5/11/63	300 bp	(27,848)
	CMBX NA BBB- Index	—	(192,820)	2,371,000	1/17/47	(300 bp)	(69,489)
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(78,874)	544,000	5/11/63	(500 bp)	(6,126)
	CMBX NA BB Index	—	(68,461)	476,000	5/11/63	(500 bp)	(4,806)
	CMBX NA BBB- Index	BBB-/P	432	7,000	5/11/63	300 bp	(3)
	CMBX NA BBB- Index	BBB-/P	693	13,000	5/11/63	300 bp	(112)
	CMBX NA BBB- Index	BBB-/P	662	13,000	5/11/63	300 bp	(143)
	CMBX NA BBB- Index	BBB-/P	3,048	69,000	5/11/63	300 bp	(1,196)
	CMBX NA BBB- Index	—	(146,537)	1,591,000	1/17/47	(300 bp)	(63,778)
	CMBX NA BBB- Index	—	(52,911)	636,000	1/17/47	(300 bp)	(19,828)
	CMBX NA BBB- Index	—	(24,838)	314,000	1/17/47	(300 bp)	(8,505)
	CMBX NA BBB- Index	—	(377)	7,000	1/17/47	(300 bp)	(8)

	Total		$(448,849)	$850,852

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $501,915,935.
(b)	The aggregate identified cost on a tax basis is $740,875,617, resulting in gross unrealized appreciation and depreciation of $246,270 and $17,895,450, respectively, or net unrealized depreciation of $17,649,180.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund**	$19,492,391	$143,044,531	$142,526,058	$22,286	$20,010,864
	Totals	$19,492,391	$143,044,531	$142,526,058	$22,286	$20,010,864
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $147,503,928 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,657,461 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $914,388 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $855,158 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$184,041	$—	$—
Total common stocks	184,041	—	—
Asset-backed securities	—	3,859,000	3,371,000
Corporate bonds and notes	—	148,839,934	—
Foreign government and agency bonds and notes	—	25,497,116	—
Mortgage-backed securities	—	215,936,241	—
Purchased options outstanding	—	996,509	—
Purchased swap options outstanding	—	1,376,290	—
Senior loans	—	44,986,230	—
U.S. government and agency mortgage obligations	—	222,386,482	—
U.S. treasury obligations	—	386,682	—
Short-term investments	20,670,864	34,736,048	—

Totals by level	$20,854,905	$699,000,532	$3,371,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$803,789	$—
Written options outstanding	—	(700,315)	—
Written swap options outstanding	—	(1,805,947)	—
Forward premium swap option contracts	—	117,670	—
TBA sale commitments	—	(139,880,544)	—
Interest rate swap contracts	—	(3,678,262)	—
Total return swap contracts	—	446,168	—
Credit default contracts	—	1,299,701	—

Totals by level	$—	$(143,397,740)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,578,883	$1,279,182
Foreign exchange contracts	3,297,457	2,174,164
Interest rate contracts	3,951,898	7,519,289

Total	$9,828,238	$10,972,635

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$48,500,000
Purchased currency option contracts (contract amount)		$15,200,000
Purchased swap option contracts (contract amount)		$438,100,000
Written TBA commitment option contracts (contract amount)		$97,000,000
Written currency option contracts (contract amount)		$15,200,000
Written swap option contracts (contract amount)		$576,200,000
Forward currency contracts (contract amount)		$284,600,000
OTC interest rate swap contracts (notional)		$9,500,000
Centrally cleared interest rate swap contracts (notional)		$924,300,000
OTC total return swap contracts (notional)		$250,100,000
OTC credit default contracts (notional)		$46,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared interest rate swap contracts§	—	—	948,096	—	—	—	—	—	—	—	—	—	—	—	—	948,096
	OTC Total return swap contracts*#	3,079	265,984	—	7,157	82,832	236,862	—	177,271	14,841	—	—	—	—	—	—	788,026
	OTC Credit default contracts*#	—	—	—	—	1,263,861	1,046,075	—	—	268,947	—	—	—	—	—	—	2,578,883
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	518,893	118,974	—	176,912	162,097	533,096	33,596	565,112	—	—	226,658	300,227	110,793	—	—	2,746,358
	Forward premium swap option contracts#	25,698	116,723	—	19,547	—	7,298	—	—	—	—	—	—	—	4,422	—	173,688
	Purchased swap options#	468,435	40,137	—	249,160	202,508	131,096	—	284,954	—	—	—	—	—	—	—	1,376,290
	Purchased options#	—	—	—	—	—	480,170	—	516,339	—	—	—	—	—	—	—	996,509

	Total Assets	$1,016,105	$541,818	$948,096	$452,776	$1,711,298	$2,434,597	$33,596	$1,543,676	$283,788	$—	$226,658	$300,227	$110,793	$4,422	$—	$9,607,850

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$716,651	$—	$—	$—	$—	$—	$—	$—	$716,651
	Centrally cleared interest rate swap contracts§	—	—	1,572,639	—	—	—	—	—	—	—	—	—	—	—	—	1,572,639
	OTC Total return swap contracts*#	—	142,852	—	—	35,258	89,791	—	19,684	54,273	—	—	—	—	—	—	341,858
	OTC Credit default contracts*#	128,326	—	—	—	969,120	175,447	—	—	6,289	—	—	—	—	—	—	1,279,182
	Futures contracts§	—	—	—	—	—	—	—	—	—	23,909	—	—	—	—	—	23,909
	Forward currency contracts#	262,063	196,334	—	198,332	35,760	341,298	14,529	150,727	—	—	230,734	261,342	196,285	—	55,165	1,942,569
	Forward premium swap option contracts#	51,188	—	—	—	3,153	—	—	—	—	—	—	—	—	1,677	—	56,018
	Written swap options#	489,807	42,222	—	88,178	144,041	100,342	—	941,357	—	—	—	—	—	—	—	1,805,947
	Written options#	—	—	—	—	—	215,403	—	484,912	—	—	—	—	—	—	—	700,315

	Total Liabilities	$931,384	$381,408	$1,572,639	$286,510	$1,187,332	$922,281	$14,529	$2,313,331	$60,562	$23,909	$230,734	$261,342	$196,285	$1,677	$55,165	$8,439,088

	Total Financial and Derivative Net Assets	$84,721	$160,410	$(624,543)	$166,266	$523,966	$1,512,316	$19,067	$(769,655)	$223,226	$(23,909)	$(4,076)	$38,885	$(85,492)	$2,745	$(55,165)	$1,168,762
	Total collateral received (pledged)##†	$84,721	$—	$—	$—	$523,966	$1,493,716	$—	$(769,655)	$163,745	$—	$—	$—	$(16,998)	$—	$—
	Net amount	$—	$160,410	$(624,543)	$166,266	$—	$18,600	$19,067	$—	$59,481	$(23,909)	$(4,076)	$38,885	$(68,494)	$2,745	$(55,165)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017